Equity - Profit (loss) per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity.
Profit (loss) for the year (numerator)	$ 19,855,000	$ 602,550,000	$ (264,075,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share	$ 0.080	$ 2.372	$ (1.040)
Profit (loss) per diluted share	$ 0.08	$ 2.372	$ (1.04)